Derivative financial and operating assets and liabilities - Summary of derivative financial assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Derivatives assets for trading	€ 34	€ 61
Derivative financial assets	907	808
Financial derivative assets - current	13	53
Financial derivative assets - non-current	21	0
Derivative financial instruments on operating - assets	587	641
Derivative operating assets - non-current	286	114
Derivatives liabilities for trading	(25)	(82)
Derivative financial liabilities	(950)	(601)
Financial derivative liabilities - current	(18)	(89)
Financial derivative liabilities - non-current	0	(6)	[1]	€ (17)
Derivative operating liabilities - current	(708)	(374)
Derivative operating liabilities - non-current	(224)	(132)
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	25	185
Hedging derivative, liabilities	(22)	(82)
Fair value hedges | Interest rate risk - interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	0	0
Hedging derivative, liabilities	0	0
Fair value hedges | Interest rate and currency risk - combined interest rate and currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	0	1
Hedging derivative, liabilities	0	(2)
Fair value hedges | Currency risk - forward contracts, currency swaps and currency options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	25	184
Hedging derivative, liabilities	(22)	(80)
Fair value hedges | Commodity price risk – commodity swaps and commodity options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	0	0
Hedging derivative, liabilities	0	0
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	848	562
Hedging derivative, liabilities	(903)	(437)
Cash flow hedges | Interest rate risk - interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	19	1
Hedging derivative, liabilities	0	(3)
Cash flow hedges | Currency risk - forward contracts, currency swaps and currency options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	423	73
Hedging derivative, liabilities	(266)	(160)
Cash flow hedges | Commodity price risk – commodity swaps and commodity options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	406	488
Hedging derivative, liabilities	(637)	(274)
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	0	0
Hedging derivative, liabilities	0	0
Hedges of net investment in foreign operations | Currency risk - forward contracts, currency swaps and currency options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	0	0
Hedging derivative, liabilities	€ 0	€ 0

[1]	Refer to Note 3, Scope of consolidation